Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 518	$ 402
Provision for credit losses
Originations	30	16
Maturities	(10)	(7)
Changes in risk, parameters and exposures	(5)	(16)
Write-offs	(9)	(12)
Recoveries	2	4
Exchange rate and other	(14)	(20)
Balance at end of period	512	367
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	206	146
Provision for credit losses
Transfers to Stage 1	74	27
Transfers to Stage 2	(6)	(4)
Transfers to Stage 3		(1)
Originations	30	16
Maturities	(6)	(4)
Changes in risk, parameters and exposures	(104)	(45)
Exchange rate and other	(2)	(3)
Balance at end of period	192	132
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	160	77
Provision for credit losses
Transfers to Stage 1	(69)	(18)
Transfers to Stage 2	8	6
Transfers to Stage 3	(13)	(8)
Maturities	(4)	(3)
Changes in risk, parameters and exposures	86	29
Exchange rate and other	(6)	(3)
Balance at end of period	162	80
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	152	179
Provision for credit losses
Transfers to Stage 1	(5)	(9)
Transfers to Stage 2	(2)	(2)
Transfers to Stage 3	13	9
Changes in risk, parameters and exposures	13
Write-offs	(9)	(12)
Recoveries	2	4
Exchange rate and other	(6)	(14)
Balance at end of period	$ 158	$ 155